CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
Schedule of concentration of credit risk

Concentration of customers

For the year ended December 31, 2021, no customer accounted for 10% or more of the Group’s revenues. For the year ended December 31, 2022, the customer accounted for 10% or more of the Group’s revenues was as follows:

	For the year ended December 31,
	2021	2022
A	—%	11.0%

Concentration of suppliers

For the years ended December 31, 2021 and 2022, the supplier accounted for 10% or more of the Group’s costs was as follows:

	For the year ended December 31,
	2021	2022
A	17.5%	17.6%